Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Concentration
3.	Risks and concentration

(a)	Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.
The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.
Accounts receivable are unsecured and are derived from revenue earned through customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them
.
As of December 31, 2019 and 2020, accounts receivable were RMB2,872 and RMB7,128, respectively
.
Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2019	2020
Customer A	*	96%
Customer B	31%		*
Customer C	28%		*
Customer D	14%		*
Customer E	10%		*

*	Less than 10%
Customers which contributed more than 10% of total revenue are as below:

	For the Years Ended December 31,
	2018		2019		2020
Customer F		*		*	29%
Customer G		*	17%		*
Customer H		*		*	16%
Customer I	14%			*	*

*	Less than 10%

(b)	Supplier concentration
The Group purchased integrated circuits, an important component of its products, mainly from Taiwan Semiconductor Manufacturing Company Limited and its subsidiaries (“TSMC”) for the years ended December 31, 2018 and 2019. For the year ended December 31, 2020 the Group’s purchases of its integrated circuits mainly from Samsung Electronics Co., Ltd. and its authorized distributors (collectively, “Samsung”) and Semiconductor Manufacturing International Corporation and its subsidiaries (collectively, “SMIC”). Although only a limited number of manufacturers for such integrated circuits are available, management believes that they could change their suppliers within these manufacturers which provided integrated circuits on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.